UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2010
                                                -----------------------

Check here if Amendment [  ];  Amendment Number:
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cedar Hill Capital Partners, LLC
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Address:       445 Park Avenue, 5th Floor
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               New York, New York 10022
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Form 13F File Number: 028-12174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Frank J. Paone
         ------------------------------------------
Title:         Chief Accounting Officer
         ------------------------------------------
Phone:         (212) 201-5805
         ------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Frank J. Paone                     New York, NY             8/17/2010
------------------------------    -------------------------    ---------------
        [Signature]                     [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            --------------------------
Form 13F Information Table Entry Total:              14
                                            --------------------------
Form 13F Information Table Value Total:              $22,604
                                            --------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

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                                                      FORM 13F INFORMATION TABLE
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           COLUMN 1              COLUMN 2   COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
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        NAME OF ISSUER           TITLE OF     CUSIP    VALUE    SHARES/PRN SH/PRN  PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
                                   CLASS              (x1000)      AMT             CALL DISCRETION MANAGERS
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                                                                                                             SOLE   SHARED   NONE
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
ALTERRA CAPITAL HOLDINGS LIM   COM        G0229R108    2,348      125,000   SH             SOLE             125,000
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ASPEN INSURANCE HOLDINGS LTD   SHS        G05384105    2,474      100,000   SH             SOLE             100,000
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BLOCK H & R INC                COM         93671105    4,942      315,000   SH             SOLE             315,000
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FBR CAPITAL MARKETS CORP       COM        30247C301      100       30,000   SH             SOLE             30,000
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FIRST INTST BANCSYSTEM INC     COM CL A   32055Y201    1,620      103,000   SH             SOLE             103,000
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FIRST MARBLEHEAD CORP          COM        320771108      470      200,000   SH             SOLE             200,000
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LENDER PROCESSING SVC INC      COM        52602E102    2,192       70,000   SH             SOLE             70,000
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NELNET INC                     CL A       64031N108    2,121      110,000   SH             SOLE             110,000
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NET 1 UEPS TECHNOLOGIES INC    COM NEW    64107N206    1,073       80,000   SH             SOLE             80,000
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NORTHWEST BANCSHARES INC MD    COM        667340103    1,721      150,000   SH             SOLE             150,000
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ORIENTAL FINL GROUP INC        COM        68618W100    1,583      125,000   SH             SOLE             125,000
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ORITANI FINANCIAL CORP         COM        686323106      800       80,000   SH             SOLE             80,000
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PEOPLES UNITED FINANCIAL INC   COM        712704105    1,013       75,000   SH             SOLE             75,000
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WESTERN UN CO                  COM        959802109      149       10,000   SH             SOLE             10,000
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